Property, Plant and Equipment - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) property	Dec. 31, 2020 CAD ($)	Dec. 17, 2021 CAD ($)	Oct. 06, 2020 CAD ($)
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Borrowing costs capitalised	$ 0	$ 0	$ 24,000,000
Weighted average capitalization rate			3.50%
Accumulated depletion and depreciation
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Recoverability charge	1,620,000,000
STORM Resources Ltd
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration		771,000,000
Asset retirement obligations				$ 18,000,000
Deferred tax liability				140,000,000
Cash consideration				771,000,000
Property, plant and equipment				1,114,000,000
Exploration and evaluation assets				13,000,000
Non-current liabilities recognised as of acquisition date				$ 35,000,000
Painted Pony Energy Ltd
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Cash consideration					$ 111,000,000
North Sea | Accumulated depletion and depreciation | Operating segments
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Recoverability charge, net of taxes	651,000,000
Recoverability charge	1,620,000,000
Deferred income tax recovery	969,000,000
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Project costs not subject to depletion and depreciation	162,000,000	118,000,000
Oil Sands Mining and Upgrading | Accumulated depletion and depreciation | Operating segments
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Recoverability charge	0
North America Exploration And Production segment - Crude Oil And Natural Gas Properties
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration	513,000,000
Asset retirement obligations	11,000,000
Deferred tax liability	0
Gains on acquisitions of property, plant and equipment, pre-tax	$ 0
British Columbia - Gas Producing Assets And Processing Infrastructure Segment
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration		131,000,000
Asset retirement obligations		58,000,000
Gains on acquisitions of property, plant and equipment, pre-tax		$ 478,000,000
Number of acquisitions | property		2
Property, plant and equipment		$ 257,000,000
Exploration and evaluation assets		13,000,000
Non-current liabilities recognised as of acquisition date		65,000,000
Deferred tax asset		$ 462,000,000